Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	December 31,	June 30,
	2016	2017
Balance Sheet
Due to related parties	$7,231	$180
Advances for drilling units under construction and related costs	$1,569	$-
Drilling units, machinery and equipment, net	$488	$-
Accrued liabilities	$3,100	$2,770

	Six-month period ended June 30,
Statement of Operations	2016	2017
Revenues - commission fees	$8,296	$6,344
Drilling units operating expenses	$3,659	$405
General and administrative expenses	$14,932	$7,906